UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                April 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $98,491
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

AH BELO CORP			COM		001282102	1091	130491		SH		SOLE		NONE		130491
AVIAT NETWORKS INC		COM		05366Y102	3859	746361		SH		SOLE		NONE		746361
BOISE INC			COM		09746Y105	3427	374098		SH		SOLE		NONE		374098
CHARMING SHOPPES		COM		161133103	5599	1314290		SH		SOLE		NONE		1314290
CHIQUITA BRANDS INTL		COM		170032809	2446	159464		SH		SOLE		NONE		159464
DRAGONWAVE INC			COM		26144M103	4135	496442		SH		SOLE		NONE		496442
GAMESTOP CORP			COM		36467W109	4328	192200		SH		SOLE		NONE		192200
GEOKINETICS INC			COM		372910307	3934	465555		SH		SOLE		NONE		465555
GSI GROUP INC			COM		36191C205	1979	192166		SH		SOLE		NONE		192166
K-SWISS INC			COM		482686102	3133	278033		SH		SOLE		NONE		278033
MARTEN TRANSPORT LTD		COM		573075108	3263	146340		SH		SOLE		NONE		146340
MERITOR INC			COM		59001K100	4688	276240		SH		SOLE		NONE		276240
NORTH AMERICAN ENERGY PARTNERS	COM		656844107	3640	295204		SH		SOLE		NONE		295204
NORTHWEST PIPE CO		COM		667746101	2489	108545		SH		SOLE		NONE		108545
QUALITY DISTRIBUTION INC	COM		74756M102	2607	220000		SH		SOLE		NONE		220000
RITE AID CORP			COM		767754104	1927	1818321		SH		SOLE		NONE		1818321
SEMGROUP CORP			COM		81663A105	5421	192500		SH		SOLE		NONE		192500
SONIC CORP			COM		835451105	2378	262737		SH		SOLE		NONE		262737
SRA INTERNATIONAL INC		COM		78464R105	2864	101000		SH		SOLE		NONE		101000
SUPERVALU INC			COM		868536103	4553	509800		SH		SOLE		NONE		509800
SWIFT TRANSPORTATION CO		COM		87074U101	1470	100000		SH		SOLE		NONE		100000
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	2912	189500		SH		SOLE		NONE		189500
TETRA TECHNOLOGIES INC		COM		88162F105	6231	404615		SH		SOLE		NONE		404615
THQ INC				COM		872443403	3805	834400		SH		SOLE		NONE		834400
VALUEVISION MEDIA INC		COM		92047K107	3703	582285		SH		SOLE		NONE		582285
VERINT SYSTEMS INC		COM		92343X100	6768	188841		SH		SOLE		NONE		188841
WAUSAU PAPER CORP		COM		943315101	3391	443884		SH		SOLE		NONE		443884
XERIUM TECHNOLOGIES INC		COM		98416J118	2449	101826		SH		SOLE		NONE		101826
